Schedule of Investments (unaudited) November 30, 2020	iShares® 1-3 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.7%
U.S. Treasury Note/Bond
0.13%, 04/30/22	$32,277	$32,280,783
0.13%, 05/31/22	49,726	49,720,173
0.13%, 07/31/22	76,688	76,667,030
0.13%, 08/31/22	199,199	199,144,531
0.13%, 09/30/22	284,961	284,871,950
0.13%, 10/31/22	187,269	187,195,849
0.13%, 11/30/22	200,990	200,895,786
0.13%, 05/15/23	105,222	105,127,464
0.13%, 07/15/23	359,907	359,471,174
0.13%, 08/15/23	808,147	807,073,684
0.13%, 09/15/23	286,822	286,396,247
0.13%, 10/15/23	840,841	839,461,499
0.25%, 04/15/23	784,451	786,105,705
0.25%, 06/15/23	106,498	106,718,484
0.25%, 11/15/23	274,000	274,535,155
0.38%, 03/31/22	70,131	70,357,876
1.25%, 07/31/23	31,444	32,344,330
1.38%, 10/15/22	374,071	382,619,106
1.38%, 02/15/23	51,188	52,559,679
1.38%, 06/30/23	124,548	128,420,664
1.50%, 01/31/22	115,416	117,268,968
1.50%, 08/15/22	115,892	118,585,584
1.50%, 09/15/22	12,595	12,897,575
1.50%, 01/15/23	58,160	59,811,653
1.50%, 02/28/23	125,962	129,755,621
1.50%, 03/31/23	85,268	87,925,964
1.63%, 08/15/22	10,692	10,963,477
1.63%, 08/31/22	255,187	261,776,007
1.63%, 11/15/22	1,079,895	1,111,153,204
1.63%, 04/30/23	115,199	119,257,965
1.75%, 11/30/21	462	469,580
1.75%, 02/28/22(a)	14,632	14,930,356
1.75%, 03/31/22	30,143	30,790,604
1.75%, 04/30/22	116,539	119,233,964
1.75%, 05/15/22	190,868	195,348,924
1.75%, 05/31/22	759,679	778,196,176
1.75%, 06/30/22	94,084	96,480,202
1.75%, 07/15/22	1,089,647	1,117,952,281
1.75%, 09/30/22	138,222	142,293,069
1.75%, 01/31/23	49,609	51,318,185
1.75%, 05/15/23	547,783	568,988,195
1.88%, 01/31/22	239,979	244,891,070
1.88%, 02/28/22	176,513	180,353,536
1.88%, 03/31/22	22,160	22,674,590
1.88%, 04/30/22	1,060,305	1,086,398,449
1.88%, 05/31/22	179,808	184,527,960
1.88%, 07/31/22	530,811	546,051,083
1.88%, 08/31/22	125,365	129,140,642
1.88%, 09/30/22	143,658	148,197,817
1.88%, 10/31/22	421,198	435,100,824

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.00%, 12/31/21	$102	$104,076
2.00%, 07/31/22	60,454	62,321,934
2.00%, 10/31/22	132,141	136,822,715
2.00%, 11/30/22	195,748	202,943,268
2.00%, 02/15/23	92,232	95,942,897
2.13%, 05/15/22	1,229,355	1,264,939,062
2.13%, 06/30/22	344,724	355,537,023
2.13%, 11/30/23	281,720	298,083,971
2.25%, 04/15/22	861,266	886,296,646
2.25%, 12/31/23	98,000	104,197,735
2.38%, 01/31/23	221,117	231,706,430
2.50%, 01/15/22	850,512	873,170,167
2.50%, 02/15/22	706,492	726,858,836
2.50%, 03/31/23	61,141	64,465,542
2.50%, 01/31/24	10,660	11,434,099
2.63%, 02/28/23	340,915	359,745,229
2.63%, 06/30/23	20,276	21,557,506
2.63%, 12/31/23	10,988	11,807,808
2.75%, 04/30/23	323,027	343,139,945
2.75%, 05/31/23	296,337	315,355,817
2.75%, 07/31/23	251,801	269,063,139
2.75%, 08/31/23	21,032	22,513,277
2.75%, 11/15/23	126,055	135,597,757
2.88%, 10/15/21	122	124,638
2.88%, 11/15/21	159	163,186
2.88%, 09/30/23	18,770	20,198,280
2.88%, 10/31/23	44,975	48,493,943
7.13%, 02/15/23	1,874	2,162,347
7.25%, 08/15/22(a)	386	433,147

		20,249,881,114

Total U.S. Government Obligations — 99.7% (Cost: $20,113,849,088)		20,249,881,114

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(b)(c)(d)	30,480	30,479,581

Total Short-Term Investments — 0.1% (Cost: $30,479,581)		30,479,581

Total Investments in Securities — 99.8% (Cost: $20,144,328,669)		20,280,360,695

Other Assets, Less Liabilities — 0.2%		32,775,784

Net Assets — 100.0%		$20,313,136,479

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 1-3 Year Treasury Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$430,355,990	$—	$(399,876,409	)(a)	$—	$—	$30,479,581	30,480	$847,904	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$20,249,881,114	$—	$20,249,881,114
Money Market Funds	30,479,581	—	—	30,479,581

	$30,479,581	$20,249,881,114	$—	$20,280,360,695

2